Shares	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shares	Shares
a) Common shares

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2018	27,088,816	(2,084,611)	25,004,205
Issued upon exercise of stock options	327,000	—	327,000
Issued upon conversion of convertible debentures	87,096	—	87,096
Purchase of treasury shares	—	(735,857)	(735,857)
Settlement of certain equity classified stock-based compensation	—	1,095,001	1,095,001
Issued and outstanding at December 31, 2019	27,502,912	(1,725,467)	25,777,445
Issued upon exercise of stock options	109,100	—	109,100
Issued upon conversion of convertible debentures	4,622,916	—	4,622,916
Retired through share purchase program	(1,223,097)	—	(1,223,097)
Purchase of treasury shares	—	(907,462)	(907,462)
Settlement of certain equity classified stock-based compensation	—	787,728	787,728
Issued and outstanding at December 31, 2020	31,011,831	(1,845,201)	29,166,630
Upon settlement of certain equity classified stock-based compensation during the year ended December 31, 2020, the Company repurchased 372,628 shares for $3,576 to satisfy the recipient tax withholding requirements (year ended December 31, 2019 - 513,540 shares for $7,246). The repurchased shares are included in the purchase of treasury shares for settlement of certain equity classified stock-based compensation.
b) Net income per share

Year ended December 31,	2020	2019
Net income available to common shareholders	$49,208	$36,878
Interest from convertible debentures (after tax)	2,370	3,590
Diluted net income available to common shareholders	$51,578	$40,468

Weighted-average number of common shares	28,165,130	25,444,374
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,949,717	1,898,645
Dilutive effect of stock options	90,741	255,378
Dilutive effect of 5.00% convertible debentures	2,095,236	1,647,487
Dilutive effect of 5.50% convertible debentures	—	3,597,327
Weighted-average number of diluted common shares	32,300,824	32,843,211

Basic net income per share	$1.75	$1.45
Diluted net income per share	$1.60	$1.23
For the year ended December 31, 2020, all securities were dilutive (year ended December 31, 2019, all securities were dilutive).
Commencing on March 12, 2020, the Company engaged in a normal course issuer bid ("NCIB") under which a maximum number of 2,300,000 common shares were authorized to be purchased. During the year ended December 31, 2020, the Company purchased and subsequently cancelled 1,223,097 shares under this NCIB, which resulted in a decrease of common shares of $9,863 and an increase to additional paid-in capital of $755.
Subsequent to the year ended December 31, 2020, the Company purchased and subsequently cancelled 377,500 shares under this NCIB, which resulted in a decrease of common shares of $3,068 and an increase to additional paid-in capital of $1,838.
c) Dividends

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q4 2019	October 29, 2019	$0.04	November 30, 2019	January 3, 2020	$1,030
Q1 2020	February 18, 2020	$0.04	March 5, 2020	April 3, 2020	$1,023
Q2 2020	May 5, 2020	$0.04	May 29, 2020	July 3, 2020	$1,162
Q3 2020	July 28, 2020	$0.04	August 31, 2020	October 2, 2020	$1,156
Q4 2020	October 27, 2020	$0.04	November 30, 2020	January 8, 2021	$1,167